UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09092

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105-4300
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Funds 1345 Avenue of the Americas New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments. — The schedule of investments as of July 31, 2009, is filed herewith.

FIRST EAGLE
Global Fund

Schedule of Investments • Period Ended July 31, 2009 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 80.62%

U.S. Common Stocks — 26.09%

Consumer Discretionary 5.96%
11,094,331	Cintas Corporation (b)	$387,968,514	$279,355,255
4,954,570	Omnicom Group, Inc.	140,489,978	168,455,380
5,300,650	Home Depot, Inc.	131,119,192	137,498,861
2,572,580	Costco Wholesale Corporation	98,858,810	127,342,710
5,304,276	Barnes & Noble, Inc. (b)	142,425,487	122,157,476
8,316,595	Comcast Corporation , Class ‘A’	147,903,820	116,349,164
1,111,175	Wal-Mart Stores, Inc.	51,029,419	55,425,409
1,381,358	Unifirst Corporation	30,865,195	53,762,453
172,422	Weyco Group, Inc.	494,263	4,100,195
2,485	JG Boswell Company (c)	573,840	1,247,470
185,000	St. John Knits International, Inc. (a)(c)	3,180,703	555,000
		1,134,909,221	1,066,249,373
Energy 2.82%
2,407,091	Apache Corporation	164,692,743	202,075,289
2,536,293	ConocoPhillips	116,539,901	110,861,367
2,327,880	Helmerich & Payne, Inc.	57,215,205	79,985,957
1,008,530	Murphy Oil Corporation	39,438,919	58,696,446
3,975,644	San Juan Basin Royalty Trust (b)	141,567,358	53,035,091
		519,454,126	504,654,150
Financials 4.15%
4,599	Berkshire Hathaway, Inc. , Class ‘A’ (a)	392,199,945	446,103,000
9,253,133	American Express Company	397,945,907	262,141,258
1,373,790	Cincinnati Financial Corporation	32,303,272	33,177,028
34,924	Mills Music Trust (b)(c)	1,055,337	768,328
192,250	LandCo Real Estate LLC (a)(c)(d)(e)	669,030	669,030
21,124	Security Capital European Realty (a)(c)(d)	—	—
		824,173,491	742,858,644
Health Care 1.10%
2,499,370	WellPoint, Inc. (a)	118,103,478	131,566,837
1,059,980	Johnson & Johnson	59,610,842	64,542,182
		177,714,320	196,109,019
Industrials 3.45%
4,564,980	3M Company	364,617,756	321,922,390
1,474,890	Alliant Techsystems, Inc. (a)	158,314,106	116,103,341
9,778,961	Blount International, Inc. (a)(b)	127,911,050	90,944,337

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2009

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks— 26.09%— (continued)

Industrials — 3.45% — (continued)
2,365,411	Automatic Data Processing, Inc.	$85,148,200	$88,111,560
4,169	Conbraco Industries, Inc. (a)(b)(c)	1,258,498	687,885
		737,249,610	617,769,513
Information Technology 3.14%
11,770,017	Microsoft Corporation	289,344,087	276,830,800
5,821,360	Linear Technology Corporation	163,252,124	156,419,943
6,694,310	Intel Corporation	91,240,768	128,865,468
		543,836,979	562,116,211
Materials 4.12%
6,270,032	Rayonier, Inc. , REIT (b)	139,295,646	244,468,548
3,987,548	Plum Creek Timber Company, Inc. , REIT	147,118,846	124,730,501
2,919,762	Newmont Mining Corporation	106,732,872	120,732,159
3,676,750	Newmont Mining Corporation, CDI	3,394,060	14,705,529
2,784,350	Weyerhaeuser Company	124,714,724	97,563,624
1,655,620	Vulcan Materials Company	110,867,265	78,608,838
1,258,500	Deltic Timber Corporation (b)	62,903,243	56,594,745
		695,026,656	737,403,944
Telecommunication Services 0.66%
5,391,150	Cisco Systems, Inc. (a)	86,351,072	118,659,212

Utilities 0.69%
4,440,260	IDACorporation, Inc. (b)	148,334,642	123,084,007
Total U.S. Common Stocks		4,867,050,117	4,668,904,073

International Common Stocks — 54.53%

Belgium 0.02%
1,529,230	Deceuninck NV (a)(b)	34,083,526	4,447,185

Brazil 0.57%
3,031,450	Petroleo Brasileiro SA , ADR	50,673,221	102,159,865

Canada 0.06%
1,988,630	Harry Winston Diamond Corporation	53,353,256	11,600,188

Chile 0.08%
7,600,803	Quinenco SA (c)	5,676,192	13,681,586

France 12.22%
5,259,547	Sanofi-Aventis SA	415,745,822	344,596,284
6,059,452	Sodexo (b)	204,703,427	319,089,468
4,663,579	Cie Generale d’Optique Essilor International SA	202,353,423	258,613,486
2,943,836	Neopost SA (b)	284,754,430	250,745,848
5,150,242	Rémy Cointreau SA (b)	239,447,560	203,885,220
3,733,423	Carrefour SA	230,370,943	175,285,946
2,307,233	Société BIC SA	125,700,859	138,354,910
2,359,340	Total SA	130,161,165	130,868,158

See Notes to Schedule of Investments.

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks— 54.53%— (continued)

France — 12.22% — (continued)
924,437	Air Liquide SA	$101,696,337	$96,544,261
912,153	Guyenne et Gascogne SA (b)	104,249,439	91,672,492
2,147,945	Wendel (b)	111,924,050	85,705,419
63,019	Sucrière de Pithiviers-Le-Vieil (b)	35,947,627	53,452,830
165,085	Robertet SA	21,842,347	18,591,607
42,252	Robertet SA CI (c)	800,508	3,210,382
385,000	Sabeton SA (b)	4,841,233	5,872,550
104,457	Gaumont SA	6,087,824	5,807,435
69,500	NSC Groupe (b)(c)	12,298,421	3,388,388
12,000,000	FINEL (a)(b)(c)(d)(e)(f)	—	855,330
		2,232,925,415	2,186,540,014
Germany 1.41%
1,172,304	Pfeiffer Vacuum Technology AG (b)	105,767,273	87,151,886
1,896,466	Fraport AG	66,580,277	86,998,813
2,464,510	Tognum AG	26,236,180	34,359,882
1,337,532	Bertelsmann AG , Series ‘A’ (g)	33,414,943	26,160,168
386,842	Hornbach Baumarkt AG	21,504,161	18,473,988
		253,502,834	253,144,737
Hong Kong 1.70%
39,130,590	Wharf Holdings Limited	89,529,262	184,038,813
12,693,580	Guoco Group Limited	115,086,260	119,564,563
20,738,780	City e-Solutions Limited (a)(b)(c)	936,898	1,659,092
		205,552,420	305,262,468
Italy 1.54%
18,139,395	Italcementi S.p.A. RSP	249,186,230	126,448,560
4,682,069	Italcementi S.p.A.	86,201,872	61,238,721
1,734,972	Italmobiliare S.p.A. RSP (a)	121,356,934	41,229,712
1,021,137	Italmobiliare S.p.A. (a)	107,360,738	34,717,994
2,961,317	Gewiss S.p.A.	17,803,750	11,503,596
		581,909,524	275,138,583
Japan 23.36%
4,053,720	SMC Corporation (b)	474,941,650	456,950,020
5,524,780	Fanuc Limited	472,265,654	453,085,024
9,712,830	Secom Company Limited	441,193,277	415,187,730
8,977,860	Astellas Pharma, Inc.	362,418,345	342,076,886
1,617,690	Keyence Corporation	323,870,015	319,115,796
64,994,300	Aioi Insurance Company Limited (b)	312,994,683	308,696,343
7,086,170	Shimano, Inc. (b)	164,314,591	290,193,040
14,646,430	MISUMI Group, Inc. (b)	256,798,648	239,765,823
5,211,900	Ono Pharmaceutical Company Limited	237,044,527	231,591,103
1,579,510	Hirose Electric Company Limited	175,236,917	176,714,402
10,381,330	THK Company Limited (b)	195,581,043	170,273,754
4,567,060	Canon, Inc.	218,295,606	170,159,078

See Notes to Schedule of Investments.

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks— 54.53%— (continued)

Japan — 23.36% — (continued)
8,999,100	Kirin Holdings Company Limited	$117,957,004	$134,494,967
14,391,850	Sompo Japan Insurance, Inc.	152,635,615	95,393,760
5,147,000	T. Hasegawa Company Limited (b)	79,849,658	72,958,161
3,501,380	Chofu Seisakusho Company Limited (b)	63,721,317	71,361,706
3,403,300	Toho Company Limited	48,464,377	60,490,339
2,719,100	Meitec Corporation (b)	79,203,905	49,534,715
3,461,892	Nissin Healthcare Food Service Company Limited	47,886,384	41,289,123
1,725,100	Ariake Japan Company Limited (b)	29,754,119	26,201,054
2,002,100	Seikagaku Corporation	21,143,745	22,885,369
2,567,150	Nipponkoa Insurance Company Limited	8,856,912	15,308,879
631,900	Shimachu Company Limited	14,841,287	13,405,657
257,500	Aderans Holdings Company Limited	5,849,064	3,598,396
		4,305,118,343	4,180,731,125
Malaysia 0.88%
85,592,125	Genting Berhad	181,561,579	157,941,466

Mexico 2.24%
16,559,243	Fresnillo PLC	131,822,209	172,709,038
9,745,693	Industrias Peñoles S.A.B. de C.V.	17,199,241	154,892,570
2,995,370	Grupo Televisa SA , ADR	50,813,120	54,186,243
5,207,150	Grupo Televisa S.A.B. CPO	17,371,195	18,817,938
		217,205,765	400,605,789
Netherlands 0.42%
2,199,913	Heineken Holding NV	64,244,116	75,736,437

Panama 0.11%
1,500,652	Banco Latinoamericano de Exportaciones SA	24,174,353	19,313,391

Papua New Guinea 0.47%
36,178,090	Lihir Gold Limited (a)	84,053,881	83,502,741

Singapore 0.29%
12,704,120	Fraser and Neave Limited	12,799,700	36,641,831
13,467,250	ComfortDelgro Corporation Limited	3,279,184	14,507,584
		16,078,884	51,149,415
South Africa 1.85%
22,336,790	Gold Fields Limited , ADR	257,176,799	269,381,688
6,676,147	Harmony Gold Mining Company Limited , ADR (a)	60,120,073	61,821,121
		317,296,872	331,202,809
South Korea 0.34%
51,900	Lotte Confectionery Company Limited	21,157,499	44,200,781
39,989	Namyang Dairy Products Company Limited (b)	7,325,466	16,246,956
		28,482,965	60,447,737
Switzerland 5.27%
3,783,070	Pargesa Holding SA	237,781,696	277,885,619

See Notes to Schedule of Investments.

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks— 54.53%— (continued)

Switzerland — 5.27% — (continued)
3,035,056	Kuehne & Nagel International AG	$139,695,244	$252,921,333
5,417,450	Nestlé SA	135,598,090	223,089,374
4,280	Lindt & Spruengli AG	128,261,246	102,311,236
40,274	Lindt & Spruengli AG PC	67,067,587	79,944,644
39,740	Edipresse SA	10,811,875	6,958,221
		719,215,738	943,110,427
Thailand 0.54%
26,375,300	Bangkok Bank PCL NVDR	84,757,791	86,031,687
448,850	Bangkok Bank PCL	1,459,292	1,483,856
577,000	OHTL PCL (c)	2,636,472	8,545,636
		88,853,555	96,061,179
United Kingdom 1.16%
4,832,050	Willis Group Holdings Limited	139,083,806	120,414,686
2,714,983	Anglo American PLC	62,810,160	87,511,790
		201,893,966	207,926,476
Total International Common Stocks		9,665,856,405	9,759,703,618
Total Common Stocks		14,532,906,522	14,428,607,691

Preferred Stocks — 1.29%

U.S. Preferred Stocks — 0.08%

Financials 0.01%
137,410	Price Legacy Corporation , Series ‘1’ REIT (c)	1,339,514	1,154,244

Utilities 0.07%
335,000	Calenergy Capital Trust III (c)	14,782,812	13,902,500
Total U.S. Preferred Stocks		16,122,326	15,056,744

International Preferred Stocks — 1.21%

Germany 0.40%
877,242	Hornbach Holding AG	63,837,360	71,706,633

South Korea 0.81%
384,890	Samsung Electronics Company Limited	58,999,279	145,563,756
Total International Preferred Stocks		122,836,639	217,270,389
Total Preferred Stocks		138,958,965	232,327,133

OUNCES

Commodity — 6.64%
1,249,002	Gold bullion (a)	693,749,790	1,188,362,833

PRINCIPAL AMOUNT

Notes and Bonds — 5.57%

U.S. Bonds — 2.57%

Corporate Bonds 0.73%
$5,467,000	Bausch & Lomb, Inc. 7.125% due 8/1/2028 (c)	4,710,675	1,640,100
28,930,000	Blount, Inc. 8.875% due 8/1/2012	28,943,406	29,508,600

See Notes to Schedule of Investments.

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Bonds— 2.57%—(continued)

Corporate Bonds 0.73% — (continued)
$6,900,000	Briggs & Stratton Corporation 8.875% due 3/15/2011	$7,006,483	$7,046,625
5,000,000	Pulte Homes, Inc. 5.20% due 2/15/2015	4,254,521	4,525,000
8,073,000	Texas Industries, Inc. 7.25% due 7/15/2013 (h)	6,013,319	7,467,525
2,794,000	Texas Industries, Inc. 7.25% due 7/15/2013	2,082,001	2,584,450
57,142,000	Tronox Worldwide LLC 9.50% due 12/1/2012 (a) (i)	43,266,004	9,714,140
28,622,000	Valassis Communications, Inc. 8.25% due 3/1/2015	26,483,525	24,471,810
12,554,000	Yankee Acquisition Corporation, Series ‘B’ 8.50% due 2/15/2015	12,465,901	11,298,600
22,554,000	Yankee Acquisition Corporation, Series ‘B’ 9.75% due 2/15/2017	21,810,826	18,832,590
220,588	The Yankee Candle Company, Inc. 2.29% due 2/6/2014	146,004	198,529
14,933,556	The Yankee Candle Company, Inc. 2.31% due 2/6/2014	9,876,346	13,440,200
		167,059,011	130,728,169
Government Obligations 1.67%
77,813,490	United States Treasury Inflation Indexed Bond 1.875% due 7/15/2013 (k)	80,501,711	79,345,482
133,971,372	United States Treasury Inflation Indexed Bond 2.375% due 4/15/2011 (k)	136,494,488	137,990,513
80,027,256	United States Treasury Inflation Indexed Bond 4.25% due 1/15/2010 (k)	80,629,315	81,502,798
		297,625,514	298,838,793
Convertible Bond 0.17%
34,617,000	Boston Properties LP, REIT 3.625% due 2/15/2014 (h)	24,623,247	30,592,774
Total U.S. Bonds		489,307,772	460,159,736

International Notes and Bonds — 3.00%

International Corporate Notes and Bonds — 0.82%

Canada 0.03%
33,260,000 USD	CanWest LP 9.25% due 8/1/2015 (c)(h)	29,069,801	4,490,100

France 0.25%
6,000,000 EUR	Emin Leydier SA 5.00% due 7/31/2016 (c)(d)(e)	8,408,696	8,553,296
12,000,000 EUR	FINEL 9.50% due 6/30/2017 (a)(c)(d)(e)	14,474,400	8,553,296
2,000,000 USD	Legrand SA 8.50% due 2/15/2025	1,958,564	1,724,814
12,050,000 EUR	Wendel 4.375% due 8/9/2017	10,252,482	12,110,397
330,000 EUR	Wendel 4.875% due 11/4/2014	255,844	406,923
10,000,000 EUR	Wendel 4.875% due 9/21/2015 (j)	9,643,243	10,691,762

See Notes to Schedule of Investments.

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Corporate Notes and Bonds— 0.82%— (continued)

France — 0.25% — (continued)
3,500,000 EUR	Wendel 4.875% due 5/26/2016	$2,313,460	$3,592,384
		47,306,689	45,632,872
Ireland 0.00%
13,650,000 EUR	Waterford Wedgwood PLC 9.875% due 12/1/2010 (a)(c)(d)(h)(i)	16,339,337	—

Netherlands 0.48%
39,700,000 EUR	UPC Holding BV 7.75% due 1/15/2014 (j)	46,395,050	54,613,505
22,660,000 EUR	UPC Holding BV 8.625% due 1/15/2014 (j)	26,679,533	31,979,917
		73,074,583	86,593,422
Norway 0.06%
5,500,000 USD	Den Norske Bank ASA FRN 1.938% due 2/26/2010 (c)	3,888,750	2,640,000
3,170,000 USD	Den Norske Creditbank FRN 0.938% due 11/30/2009 (c)	2,059,625	1,505,750
3,500,000 USD	Den Norske Creditbank FRN 2.025% due 8/31/2009 (c)	2,610,000	1,417,500
10,000,000 USD	Nordea Bank Norge ASA FRN 1.625% due 11/19/2009 (c)	6,826,750	4,850,000
		15,385,125	10,413,250
Total International Corporate Notes and Bonds		181,175,535	147,129,644

International Government Bonds — 2.18%

Japan 0.12%
2,200,889,400 JPY	Japanese Government CPI Linked Bond 1.40% due 6/10/2018 (k)	20,210,657	21,321,925

Singapore 1.31%
52,947,000 SGD	Singapore Government Bond 2.375% due 10/1/2009	32,530,029	36,926,489
60,827,000 SGD	Singapore Government Bond 3.625% due 7/1/2011	44,730,225	44,833,200
211,030,000 SGD	Singapore Government Bond 4.625% due 7/1/2010	146,223,401	152,403,011
		223,483,655	234,162,700
South Korea 0.11%
23,054,220,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 3/10/2017 (k)	21,970,401	18,690,605

Taiwan 0.64%
1,767,500,000 TWD	Taiwan Government Bond 2.00% due 7/20/2012	53,903,517	56,122,381

See Notes to Schedule of Investments.

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Government Bonds— 2.18%— (continued)

Taiwan 0.64% — (continued)
1,826,000,000 TWD	Taiwan Government Bond 2.375% due 1/16/2013	$59,134,250	$58,849,596
		113,037,767	114,971,977
Total International Government Bonds		378,702,480	389,147,207
Total International Notes and Bonds		559,878,015	536,276,851
Total Notes and Bonds		1,049,185,787	996,436,587

Commercial Paper — 5.75%

International Commercial Paper— 1.24%

France 0.12%
21,600,000 USD	Électricité de France 0.22% due 8/6/2009	21,599,340	21,599,340

Germany 0.20%
12,433,000 USD	BMW 0.70% due 8/5/2009	12,432,033	12,432,033
18,000,000 USD	BMW 0.70% due 8/17/2009	17,994,400	17,994,400
5,000,000 USD	Henkel Corporation 0.50% due 8/17/2009	4,998,889	4,998,889

Switzerland 0.36%
33,035,000 USD	Nestlé Capital Corporation 0.15% due 8/10/2009	33,033,761	33,033,761
31,734,000 USD	Nestlé Capital Corporation 0.18% due 8/4/2009	31,733,524	31,733,524

United Kingdom 0.56%
33,333,000 USD	Reed Elsevier PLC 0.35% due 8/4/2009	33,332,028	33,332,028
38,115,000 USD	Reed Elsevier PLC 0.40% due 8/4/2009	38,113,730	38,113,730
28,904,000 USD	Reed Elsevier PLC 0.42% due 8/4/2009	28,902,988	28,902,988
Total International Commercial Paper		222,140,693	222,140,693

U.S. Commercial Paper — 4.51%
$18,000,000	Altria Group, Inc. 0.35% due 8/20/2009	17,996,675	17,996,675
14,781,000	Altria Group, Inc. 0.35% due 8/21/2009	14,778,126	14,778,126

See Notes to Schedule of Investments.

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper— 4.51% —(continued)
$20,000,000	Altria Group, Inc. 0.40% due 8/24/2009	$19,994,889	$19,994,889
15,236,000	Altria Group, Inc. 0.45% due 8/24/2009	15,231,620	15,231,620
4,129,000	Avery Dennison Corporation 0.45% due 8/3/2009	4,128,897	4,128,897
6,882,000	Avery Dennison Corporation 0.60% due 8/21/2009	6,879,706	6,879,706
17,924,000	Avery Dennison Corporation 0.70% due 8/6/2009	17,922,257	17,922,257
10,450,000	The Coca-Cola Company 0.20% due 8/24/2009	10,448,665	10,448,665
20,351,000	H.J. Heinz Company Limited 0.40% due 8/18/2009	20,347,156	20,347,156
14,044,000	Harley-Davidson, Inc. 0.55% due 8/11/2009	14,041,854	14,041,854
12,433,000	Harley-Davidson, Inc. 0.60% due 8/17/2009	12,429,685	12,429,685
14,300,000	Harley-Davidson, Inc. 0.60% due 8/18/2009	14,295,948	14,295,948
18,500,000	Harley-Davidson, Inc. 0.65% due 8/3/2009	18,499,332	18,499,332
2,704,000	Harley-Davidson, Inc. 0.65% due 8/4/2009	2,703,854	2,703,854
17,974,000	Harley-Davidson, Inc. 1.45% due 8/10/2009	17,967,484	17,967,484
3,344,000	Kraft Foods, Inc. 0.24% due 9/1/2009	3,343,309	3,343,309
21,500,000	Microsoft Corporation 0.14% due 8/11/2009	21,499,164	21,499,164
18,466,000	Microsoft Corporation 0.15% due 8/11/2009	18,465,231	18,465,231
30,000,000	Microsoft Corporation 0.17% due 9/16/2009	29,993,483	29,993,483
15,663,000	Microsoft Corporation 0.17% due 9/23/2009	15,659,080	15,659,080
19,172,000	Moody’s Corporation 0.30% due 8/3/2009	19,171,680	19,171,680
30,000,000	Moody’s Corporation 0.40% due 8/6/2009	29,998,333	29,998,333
13,994,000	Moody’s Corporation 0.40% due 8/13/2009	13,992,134	13,992,134
46,129,000	Moody’s Corporation 0.40% due 8/24/2009	46,117,211	46,117,211
32,500,000	Northern Illinois Gas Company 0.16% due 8/3/2009	32,499,711	32,499,711
10,000,000	NYSE Euronext 0.17% due 8/3/2009	9,999,906	9,999,906
24,296,000	NYSE Euronext 0.17% due 9/1/2009	24,292,443	24,292,443
10,500,000	Philip Morris International 0.14% due 8/24/2009	10,499,061	10,499,061
27,144,000	The Procter & Gamble Company 0.16% due 8/5/2009	27,143,517	27,143,517
22,600,000	The Procter & Gamble Company 0.20% due 10/2/2009	22,592,216	22,592,216
26,500,000	Shell Oil Company 0.16% due 8/18/2009	26,497,998	26,497,998
33,559,000	Shell Oil Company 0.16% due 8/25/2009	33,555,420	33,555,420
50,635,000	Shell Oil Company 0.17% due 9/1/2009	50,627,588	50,627,588
10,500,000	Transocean, Inc. 0.37% due 8/13/2009	10,498,705	10,498,705
25,700,000	United Technologies Corporation 0.15% due 8/19/2009	25,698,073	25,698,073
11,814,000	Verizon Communications Inc. 0.23% due 8/28/2009	11,811,962	11,811,962
40,000,000	Verizon Communications Inc. 0.24% due 9/2/2009	39,991,467	39,991,467
24,216,000	Vulcan Materials Company 0.50% due 8/4/2009	24,214,991	24,214,991
12,000,000	Vulcan Materials Company 0.50% due 8/5/2009	11,999,333	11,999,333
13,000,000	Vulcan Materials Company 0.50% due 8/10/2009	12,998,375	12,998,375
25,700,000	Wisconsin Electronic Power 0.19% due 8/5/2009	25,699,457	25,699,457
Total U.S. Commercial Paper		806,525,996	806,525,996
Total Commercial Paper		1,028,666,689	1,028,666,689
Total Investments — 99.87%		$17,443,467,753	17,874,400,933
Other Assets in Excess of Liabilities — 0.13%			24,148,786
Net Assets — 100.00%			$17,898,549,719

See Notes to Schedule of Investments.

(a)	Non-income producing security/commodity.
(b)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(c)	Security is deemed illiquid. At July 31, 2009, the value of these securities amounted to $83,974,913 or 0.47% of net assets.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $18,630,952 or 0.10% of net assets.
(e)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At July 31, 2009, the value of these securities amounted to $18,630,952 or 0.10% of net assets.

(f)	Held through Financiere Rouge, LLC.
(g)	Participation certificate security - A type of investment with a combination of share and bond - like features. This security does not come with voting rights.
(h)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Defaulted security.
(j)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(k)	Inflation protected security.

At July 31,2009 cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,200,078,874
Gross unrealized depreciation	(1,769,145,694)
Net unrealized appreciation	$430,933,180

ADR	—	American Depository Receipt
CDI	—	Chess Depository Interest
CPI	—	Consumer Price Index
CPO	—	Ordinary Participation Certificate
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
NYSE	—	New York Stock Exchange
PC	—	Participation Certificate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
RSP	—	Represents Non-Voting Shares

Currencies
EUR	—	Euro
JPY	—	Japanese Yen
KRW	—	South Korean Won
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA 5.00% due 7/31/2016	7/30/2009	$8,408,696	$1.43
FINEL 9.50% due 6/30/2017	6/22/2005	14,474,400	0.71
FINEL	7/30/2009	—	0.07
LandCo Real Estate LLC	9/6/2006	669,030	3.48

See Notes to Schedule of Investments.

Foreign Currency Exchange Contracts - Purchases

Settlement Dates Through	Foreign Currency to Be Received		U.S. $ To Be Delivered	U.S. $ Value at July 31, 2009	Unrealized Appreciation at July 31, 2009	Unrealized Depreciation at July 31, 2009
8/12/2009	231,271,000	Euro	$325,583,314	$329,798,922	$4,215,608	$—

Foreign Currency Exchange Contracts - Sales

Settlement Dates Through	Foreign Currency to Be Delivered		U.S. $ To Be Received	U.S. $ Value at July 31, 2009	Unrealized Appreciation at July 31, 2009	Unrealized Depreciation at July 31, 2009
11/18/2009	466,755,122	Mexican Pesos	$34,906,077	$34,992,145	$—	$(86,068)
11/18/2009	47,246,129,000	Japanese Yen	482,113,237	498,941,905	—	(16,828,668)
11/18/2009	492,153,500	Euro	693,216,433	701,851,250	—	(8,634,817)
12/16/2009	466,755,122	Mexican Pesos	34,763,122	34,856,805	—	(93,683)
12/16/2009	68,870,364,000	Japanese Yen	704,365,492	727,481,167	—	(23,115,675)
1/20/2010	988,424,500	Euro	1,371,270,394	1,409,598,252	—	(38,327,858)
			$3,320,634,755	$3,407,721,524	$—	$(87,086,769)

See Notes to Schedule of Investments.

Affiliated Securities	Shares October 31, 2008	Gross Additions	Gross Reductions	Shares July 31, 2009	Market Value July 31, 2009	Realized Loss	Dividend Income
Aioi Insurance Company Limited	64,994,300	—	—	64,994,300	$308,696,343	$—	$6,193,422
Ariake Japan Company Limited	1,725,100	—	—	1,725,100	26,201,054	—	328,776
Barnes & Noble, Inc.	6,483,956	—	1,179,680	5,304,276	122,157,476	(3,056,880)	4,568,047
Blount International, Inc.	9,778,961	—	—	9,778,961	90,944,337	—	—
Chofu Seisakusho Company Limited	3,501,380	—	—	3,501,380	71,361,706	—	980,973
Cintas Corporation	10,059,141	1,035,190	—	11,094,331	279,355,255	—	5,061,233
City e-Solutions Limited	20,738,780	—	—	20,738,780	1,659,092	—	—
Conbraco Industries, Inc.	4,169	—	—	4,169	687,885	—	—
Deceuninck NV	2,210,071	—	680,841	1,529,230	4,447,185	(18,941,981)	—
Deltic Timber Corporation	1,258,500	—	—	1,258,500	56,594,745	—	283,163
FINEL	—	12,000,000	—	12,000,000	855,330	—	—
Guyenne et Gascogne SA	541,213	370,940	—	912,153	91,672,492	—	2,165,609
IDACorporation, Inc.	4,440,260	—	—	4,440,260	123,084,007	—	3,996,234
Meitec Corporation	3,663,695	110,400	1,054,995	2,719,100	49,534,715	(14,964,639)	725,502
Mills Music Trust	34,924	—	—	34,924	768,328	—	76,980
MISUMI Group, Inc.	14,646,430	—	—	14,646,430	239,765,823	—	418,705
Namyang Dairy Products Company Limited	39,989	—	—	39,989	16,246,956	—	24,409
Neopost SA	3,039,356	—	95,520	2,943,836	250,745,848	(3,101,018)	11,724,742
NSC Groupe	70,650	—	1,150	69,500	3,388,388	(121,438)	161,537
Pfeiffer Vacuum Technology AG	1,172,304	—	—	1,172,304	87,151,886	—	4,045,232
Rayonier, Inc.	5,905,362	588,260	223,590	6,270,032	244,468,548	(1,778,604)	9,334,508
Rémy Cointreau SA	5,361,738	—	211,496	5,150,242	203,885,220	(2,434,055)	7,068,418
Sabeton SA	385,000	—	—	385,000	5,872,550	—	84,781
San Juan Basin Royalty Trust	4,218,754	—	243,110	3,975,644	53,035,091	(2,444,034)	2,519,036
Shimano, Inc.	7,086,170	—	—	7,086,170	290,193,040	—	4,325,149
SMC Corporation	4,053,720	—	—	4,053,720	456,950,020	—	2,317,717
Sodexo	7,082,902	—	1,023,450	6,059,452	319,089,468	(18,784,420)	9,253,750
Sucrière de Pithiviers-Le-Vieil	63,019	—	—	63,019	53,452,830	—	1,872,445
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	72,958,161	—	490,467
THK Company Limited	14,581,600	—	4,200,270	10,381,330	170,273,754	(13,772,854)	1,111,605
Wendel	2,554,751	—	406,806	2,147,945	85,705,419	(37,592,516)	2,240,199
Total					$3,781,202,952	$(116,992,439)	$81,372,639

See Notes to Schedule of Investments.

Industry Diversification for Portfolio Holdings

Percent of Net Assets
U.S. Common Stocks
Consumer Discretionary	5.96%
Energy	2.82
Financials	4.15
Health Care	1.10
Industrials	3.45
Information Technology	3.14
Materials	4.12
Telecommunication Services	0.66
Utilities	0.69
Total U.S. Common Stocks	26.09
International Common Stocks
Consumer Discretionary	5.97
Consumer Staples	6.91
Energy	1.30
Financials	6.87
Health Care	6.70
Industrials	14.27
Information Technology	5.12
Materials	7.24
Telecommunication Services	0.15
Total International Common Stocks	54.53
U.S. Preferred Stocks
Financials	0.01
Utilities	0.07
Total U.S. Preferred Stocks	0.08
International Preferred Stocks
Consumer Discretionary	0.40
Information Technology	0.81
Total International Preferred Stocks	1.21
Commodity	6.64
U.S Bonds
Consumer Discretionary	0.42
Energy	0.16
Industrials	0.04
Materials	0.11
Convertible Bonds	0.17
Government Obligations	1.67
Total U.S Bonds	2.57
International Notes and Bonds
Financials	0.26
Government Issues	2.18
Industrials	0.01
Information Technology	0.48
Materials	0.05
Telecommunication Services	0.02
Total International Notes and Bonds	3.00
Commercial Paper
International Commercial Paper	1.24
U.S. Commercial Paper	4.51
Total Commercial Paper	5.75
Total Investments	99.87%

See Notes to Schedule of Investments.

FIRST EAGLE

     Overseas Fund

Schedule of Investments • Period Ended July 31, 2009 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 78.43%

International Common Stocks — 77.57%

Australia 0.30%
9,217,342	Spotless Group Limited	$25,816,120	$19,431,286

Belgium 0.08%
1,764,809	Deceuninck NV (a)(b)	38,456,693	5,132,277

Brazil 1.20%
2,311,604	Petroleo Brasileiro SA , ADR	25,079,655	77,901,055

Canada 0.89%
1,015,250	EnCana Corporation	22,697,114	54,468,163
634,540	Harry Winston Diamond Corporation	13,702,522	3,701,434
		36,399,636	58,169,597
Chile 0.67%
24,062,197	Quinenco SA (c)	16,182,017	43,312,400

France 13.24%
2,279,864	Sodexo	64,533,119	120,057,159
1,795,333	Sanofi-Aventis SA	148,151,678	117,627,066
1,002,820	Neopost SA	63,899,883	85,416,766
1,492,745	Rémy Cointreau SA	44,530,281	59,094,047
979,653	Cie Generale d’Optique Essilor International SA	26,650,167	54,325,546
879,521	Total SA	55,224,359	48,785,378
436,829	Air Liquide SA	47,963,870	45,620,559
730,723	Société BIC SA	29,487,829	43,818,338
563,378	Laurent-Perrier (b)	20,236,693	37,481,755
39,143	Sucrière de Pithiviers-Le-Vieil (b)	15,598,306	33,201,163
326,036	Guyenne et Gascogne SA	38,246,184	32,767,017
900,000	Frégate (a)(c)(d)(e)	23,235,900	32,074,858
783,428	Wendel	17,077,099	31,259,658
236,140	Robertet SA (b)	20,639,502	26,593,707
51,500	Robertet SA CI (c)	2,151,628	3,913,061
438,430	Société Foncière Financière et de Participations	28,868,987	24,950,142
540,680	Zodiac Aerospace	29,615,032	20,880,050
364,373	Gaumont SA (b)	21,698,753	20,257,835
394,078	Carrefour SA	18,189,401	18,502,145
1,000	Société Vermandoise de Sucreries	854,846	1,532,466
100,000	Sabeton SA	1,463,142	1,525,338
11,593,581	FINEL (a)(b)(c)(d)(e)(f)	9,152,131	826,361
		727,468,790	860,510,415

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2009

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks —77.57%— (continued)

Germany 2.99%
915,140	Pfeiffer Vacuum Technology AG (b)	$39,449,539	$68,033,698
2,681,070	Tognum AG	53,953,347	37,379,134
678,265	Fraport AG	22,158,879	31,114,848
2,047,306	Deutsche Wohnen AG (a)(b)	39,841,345	31,082,404
1,358,769	Bertelsmann AG , Series ‘A’ (g)	30,601,684	26,575,532
		186,004,794	194,185,616
Hong Kong 2.56%
7,966,340	Guoco Group Limited	59,235,773	75,037,299
14,347,190	Wharf Holdings Limited	31,867,303	67,477,639
7,000,000	Hopewell Holdings Limited	7,601,832	22,851,466
10,851,720	City e-Solutions Limited (a)(c)	323,358	868,132
		99,028,266	166,234,536
Italy 1.68%
7,315,306	Italcementi S.p.A. RSP	87,341,485	50,994,529
1,197,736	Italmobiliare S.p.A. RSP (a)	50,324,929	28,462,886
165,635	Italmobiliare S.p.A. (a)	19,155,452	5,631,483
6,136,310	Gewiss S.p.A. (b)	23,824,420	23,837,243
		180,646,286	108,926,141
Japan 33.18%
5,133,700	Shimano, Inc. (b)	88,454,134	210,235,432
1,231,500	SMC Corporation	156,971,922	138,819,146
3,228,840	Astellas Pharma, Inc.	131,797,276	123,026,148
2,870,830	Secom Company Limited	121,373,007	122,717,415
621,000	Keyence Corporation	122,578,391	122,502,401
1,405,700	Fanuc Limited	121,013,894	115,280,901
2,528,100	Ono Pharmaceutical Company Limited	104,432,562	112,336,282
20,785,230	Nissay Dowa General Insurance Company Limited (b)	109,655,110	97,405,057
11,702,810	Sompo Japan Insurance, Inc.	130,349,871	77,569,948
15,519,800	Aioi Insurance Company Limited	54,260,013	73,712,702
4,305,870	MISUMI Group, Inc.	74,376,073	70,488,199
619,380	Hirose Electric Company Limited	72,762,514	69,295,773
1,838,970	Canon, Inc.	88,676,122	68,516,165
2,832,150	Nitto Kohki Company Limited (b)	50,121,709	58,768,346
6,512,500	Japan Wool Textile Company Limited (b)	49,370,448	49,215,790
3,452,591	T. Hasegawa Company Limited (b)	47,344,131	48,940,099
5,453,000	Kansai Paint Company Limited	41,956,987	42,014,776
2,538,900	THK Company Limited	41,219,496	41,642,837
2,022,800	Chofu Seisakusho Company Limited (b)	33,096,084	41,226,733
9,513,700	Okumura Corporation	49,089,448	39,663,428
1,670,400	Fuji Seal International, Inc. (b)	38,681,302	29,002,143
3,005,000	OSG Corporation	35,696,828	27,561,824
2,376,980	Daiichikosho Company Limited	25,716,873	27,270,856
1,472,300	Meitec Corporation	43,510,664	26,821,360
936,347	Mandom Corporation	15,567,941	26,090,623

See Notes to Schedule of Investments.

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 77.57%— (continued)

Japan — 33.18% — (continued)
4,226,650	Nipponkoa Insurance Company Limited	$14,950,311	$25,205,101
2,181,200	Seikagaku Corporation	17,605,118	24,932,604
2,535,900	Yomeishu Seizo Company Limited (b)	22,847,623	23,821,320
2,068,330	Maezawa Kasei Industries Company Limited (b)	31,939,631	22,703,712
1,443,600	Ariake Japan Company Limited	30,991,137	21,925,594
1,058,246	Matsumoto Yushi-Seiyaku Company Limited (b)	25,950,562	20,507,042
853,360	Icom, Inc. (b)	22,353,412	18,329,069
1,517,756	Nissin Healthcare Food Service Company Limited	24,345,733	18,101,898
897,760	AS One Corporation	19,294,141	16,108,417
767,602	Nagaileben Company Limited	14,432,256	15,522,987
303,200	Mabuchi Motor Company Limited	18,025,224	15,200,802
777,200	Toho Company Limited	7,028,600	13,813,972
2,572,675	The Tokushima Bank Limited	17,372,742	13,468,223
507,106	SK Kaken Company Limited	9,442,605	13,220,242
798,380	Chudenko Corporation	12,166,734	12,800,034
100,000	Asahi Broadcasting Corporation	6,141,481	7,018,840
1,223,670	Sansei Yusoki Company Limited (b)	10,265,159	5,166,162
1,424,100	Shingakukai Company Limited (b)	10,266,277	4,990,250
127,700	Shimachu Company Limited	2,450,808	2,709,135
		2,165,942,354	2,155,669,788
Malaysia 0.87%
30,592,310	Genting Berhad	66,496,404	56,451,388

Mexico 1.27%
3,552,612	Industrias Peñoles S.A.B. de C.V.	3,110,554	56,463,220
1,072,770	Grupo Televisa SA , ADR	18,197,395	19,406,409
1,866,300	Grupo Televisa S.A.B. CPO	6,226,292	6,744,556
		27,534,241	82,614,185
Netherlands 1.06%
496,018	HAL Trust	13,919,475	44,582,535
698,529	Heineken Holding NV	16,264,846	24,048,268
		30,184,321	68,630,803
New Zealand 0.06%
5,750,000	Tasman Farms Limited (a)(b)(c)	1,054,354	3,986,562

Panama 0.21%
1,078,723	Banco Latinoamericano de Exportaciones SA	13,550,700	13,883,165

Papua New Guinea 0.47%
13,247,660	Lihir Gold Limited (a)	30,764,318	30,576,958

Singapore 2.62%
23,149,730	Haw Par Corporation Limited (b)	76,707,488	82,054,156
27,917,700	Singapore Airport Terminal Services Limited	32,162,021	40,745,853
9,974,000	Fraser and Neave Limited	10,285,189	28,767,488

See Notes to Schedule of Investments.

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks —77.57%— (continued)

Singapore — 2.62% — (continued)
17,549,625	ComfortDelgro Corporation Limited	$6,946,456	$18,905,319
		126,101,154	170,472,816
South Africa 1.81%
8,156,160	Gold Fields Limited, ADR	110,850,599	98,363,289
2,073,780	Harmony Gold Mining Company Limited, ADR (a)	21,612,384	19,203,203
		132,462,983	117,566,492
South Korea 1.74%
33,070	Lotte Confectionery Company Limited	10,159,503	28,164,159
120,620	Nong Shim Company Limited	31,736,226	24,110,251
16,871	Nong Shim Holdings Company Limited	1,519,417	885,995
939,030	Fursys, Inc. (b)	11,308,973	19,610,910
117,880	Pacific Corporation	18,010,606	12,333,154
281,246	Hankuk Paper Manufacturing Company Limited (b)	8,532,484	9,537,450
22,950	Namyang Dairy Products Company Limited	4,912,653	9,324,255
1,182,040	Dong Ah Tire & Rubber Company Limited	5,161,359	7,641,587
264,814	Sam-A Pharm Company Limited	2,049,918	1,183,707
		93,391,139	112,791,468
Switzerland 6.07%
2,111,661	Pargesa Holding SA	109,671,397	155,112,177
2,284,950	Nestlé SA	49,717,367	94,093,728
1,081,836	Kuehne & Nagel International AG	39,755,426	90,153,000
1,072	Lindt & Spruengli AG	9,210,853	25,625,618
126,381	Rieter Holding AG (a)	21,374,502	23,643,187
35,000	Edipresse SA	11,616,314	6,128,277
		241,345,859	394,755,987
Taiwan 1.57%
65,598,907	Compal Electronics, Inc.	69,462,073	64,383,224
19,985,980	Taiwan Secom Company Limited	31,799,171	30,154,414
12,966,228	Taiwan Sogo Shin Kong Security Company Limited	11,747,151	7,568,375
		113,008,395	102,106,013
Thailand 1.88%
457,215,505	Thai Beverage PCL	78,469,335	68,319,376
14,789,489	Bangkok Bank PCL NVDR	47,460,043	48,240,766
496,220	Bangkok Bank PCL	1,613,300	1,640,457
250,000	OHTL PCL (c)	1,152,073	3,702,615
		128,694,751	121,903,214
United Kingdom 1.15%
2,986,700	Spirax-Sarco Engineering PLC	20,282,386	45,790,610
892,218	Anglo American PLC	18,748,394	28,758,778
		39,030,780	74,549,388
Total International Common Stocks		4,544,644,010	5,039,761,550

See Notes to Schedule of Investments.

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 0.86%

Financials 0.00%
14,083	Security Capital European Realty (a)(c)(d)	$—	$—

Materials 0.86%
1,349,483	Newmont Mining Corporation	40,122,457	55,801,122
Total U.S. Common Stocks		40,122,457	55,801,122
Total Common Stocks		4,584,766,467	5,095,562,672

International Preferred Stocks — 2.15%

Germany 0.73%
581,442	Hornbach Holding AG	39,598,447	47,527,647

South Korea 1.42%
230,366	Samsung Electronics Company Limited	30,512,171	87,123,439
28,706	Namyang Dairy Products Company Limited	456,237	5,141,931
		30,968,408	92,265,370
Total Preferred Stocks		70,566,855	139,793,017

OUNCES

Commodity — 7.99%
545,490	Gold bullion (a)	272,864,040	519,006,530

PRINCIPAL AMOUNT

International Bonds — 2.78%

International Corporate Bonds — 1.49%

Canada 0.37%
10,000,000 USD	CanWest LP 9.25% due 8/1/2015 (c)(h)	8,674,099	1,350,000
47,142,000 USD	Catalyst Paper Corporation 7.375% due 3/1/2014 (c)	40,000,376	19,563,930
5,000,000 USD	Catalyst Paper Corporation, Series ‘D’ 8.625% due 6/15/2011 (c)	4,637,103	2,925,000
		53,311,578	23,838,930
France 0.35%
4,000,000 EUR	Emin Leydier SA 5.00% due 7/31/2016 (c)(d)(e)	5,605,798	5,702,197
8,000,000 EUR	FINEL 9.50% due 6/30/2017 (a)(c)(d)(e)	9,649,600	5,702,197
2,000,000 USD	Legrand SA 8.50% due 2/15/2025	2,059,432	1,724,814
6,352,000 EUR	Wendel 4.875% due 11/4/2014	6,822,486	7,832,652
1,950,000 EUR	Wendel 4.875% due 9/21/2015 (j)	1,382,837	2,084,894
		25,520,153	23,046,754

See Notes to Schedule of Investments.

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Corporate Bonds —1.49%— (continued)

Ireland 0.00%
22,300,000 EUR	Waterford Wedgwood PLC 9.875% due 12/1/2010 (a)(c)(d)(h)(i)	$27,682,257	$—

Netherlands 0.77%
23,350,000 EUR	UPC Holding BV 7.75% due 1/15/2014 (j)	27,299,126	32,121,545
12,740,000 EUR	UPC Holding BV 8.625% due 1/15/2014 (j)	15,000,211	17,979,883
		42,299,337	50,101,428
Total International Corporate Bonds		148,813,325	96,987,112

International Government Bonds — 1.29%

France 0.36%
15,413,716 EUR	France Government Bond OAT 3.00% due 7/25/2012 (k)	19,375,750	23,590,642

Singapore 0.70%
20,033,000 SGD	Singapore Government Bond 2.375% due 10/1/2009	12,278,145	13,971,488
11,564,000 SGD	Singapore Government Bond 3.625% due 7/1/2011	8,154,310	8,523,372
32,082,000 SGD	Singapore Government Bond 4.625% due 7/1/2010	22,385,432	23,169,186
		42,817,887	45,664,046
Taiwan 0.23%
462,700,000 TWD	Taiwan Government Bond 2.00% due 7/20/2012	14,132,152	14,691,839
Total International Government Bonds		76,325,789	83,946,527
Total International Bonds		225,139,114	180,933,639

NUMBER OF SHARES

Investment Companies — 0.08%
100,000	First NIS Regional Fund SICAV (a)(c)(d)(e)	1,000,000	50,000
34,500	Third Avenue Global Value Fund (a)(c)(e)	3,450,000	5,230,409
Total Investment Companies		4,450,000	5,280,409

PRINCIPAL AMOUNT

Commercial Paper — 8.40%

International Commercial Paper— 1.97%

France 0.31%
20,000,000 USD	Électricité de France 0.22% due 8/6/2009	19,999,389	19,999,389

Germany 0.28%
5,364,000 USD	BMW 0.70% due 8/5/2009	5,363,583	5,363,583
10,000,000 USD	BMW 0.70% due 8/17/2009	9,996,889	9,996,889

See Notes to Schedule of Investments.

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper —1.97%— (continued)

Germany 0.28% — (continued)
2,496,000 USD	Henkel Corporation 0.50% due 8/17/2009	$2,495,445	$2,495,445

Switzerland 0.36%
8,652,000 USD	Nestlé Capital Corporation. 0.15% due 8/10/2009	8,651,675	8,651,675
14,618,000 USD	Nestlé Capital Corporation 0.18% due 8/4/2009	14,617,781	14,617,781

United Kingdom 1.02%
20,000,000 USD	Reed Elsevier PLC 0.35% due 8/4/2009	19,999,417	19,999,417
26,550,000 USD	Reed Elsevier PLC 0.40% due 8/4/2009	26,549,115	26,549,115
20,000,000 USD	Reed Elsevier PLC 0.42% due 8/4/2009	19,999,300	19,999,300
Total International Commercial Paper		127,672,594	127,672,594

U.S. Commercial Paper —6.43%
$9,766,000	Altria Group, Inc 0.35% due 8/21/2009	9,764,101	9,764,101
11,364,000	Altria Group, Inc. 0.35% due 8/20/2009	11,361,901	11,361,901
10,000,000	Altria Group, Inc. 0.40% due 8/24/2009	9,997,444	9,997,444
3,000,000	Avery Dennison Corporation 0.45% due 8/3/2009	2,999,925	2,999,925
9,234,000	Avery Dennison Corporation 0.60% due 8/21/2009	9,230,922	9,230,922
10,000,000	The Coca-Cola Company 0.20% due 8/24/2009	9,998,722	9,998,722
10,000,000	Harley-Davidson, Inc. 0.55% due 8/11/2009	9,998,472	9,998,472
4,330,000	Harley-Davidson, Inc. 0.60% due 8/17/2009	4,328,845	4,328,845
8,839,000	Harley-Davidson, Inc. 0.60% due 8/18/2009	8,836,496	8,836,496
10,000,000	Harley-Davidson, Inc. 0.65% due 8/3/2009	9,999,639	9,999,639
2,781,000	Harley-Davidson, Inc. 0.65% due 8/4/2009	2,780,849	2,780,849
10,000,000	Harley-Davidson, Inc. 1.45% due 8/10/2009	9,996,375	9,996,375
20,000,000	Microsoft Corporation 0.14% due 8/11/2009	19,999,222	19,999,222
17,000,000	Microsoft Corporation 0.15% due 8/11/2009	16,999,292	16,999,292
9,300,000	Microsoft Corporation 0.17% due 9/16/2009	9,297,980	9,297,980
10,000,000	Microsoft Corporation 0.17% due 9/23/2009	9,997,497	9,997,497
11,315,000	Moody’s Corporation 0.30% due 8/3/2009	11,314,811	11,314,811
20,000,000	Moody’s Corporation 0.40% due 8/6/2009	19,998,889	19,998,889
11,736,000	Moody’s Corporation 0.40% due 8/24/2009	11,733,001	11,733,001
30,000,000	Northern Illinois Gas Company 0.16% due 8/3/2009	29,999,733	29,999,733
7,500,000	NYSE Euronext 0.17% due 8/3/2009	7,499,929	7,499,929
15,259,000	NYSE Euronext 0.17% due 9/1/2009	15,256,766	15,256,766
5,000,000	Philip Morris International 0.14% due 8/24/2009	4,999,553	4,999,553
12,691,000	Praxair, Inc. 0.17% due 8/17/2009	12,690,041	12,690,041
20,000,000	The Procter & Gamble Company 0.16% due 8/5/ 2009	19,999,644	19,999,644
15,000,000	The Procter & Gamble Company 0.20% due 10/2/ 2009	14,994,833	14,994,833
20,000,000	Shell Oil Company 0.16% due 8/18/2009	19,998,489	19,998,489
24,365,000	Shell Oil Company 0.17% due 9/1/2009	24,361,433	24,361,433

See Notes to Schedule of Investments.

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 6.43% — (continued)
$5,402,000	Transocean, Inc. 0.37% due 8/13/2009	$5,401,334	$5,401,334
14,800,000	United Technologies Corporation 0.15% due 8/19/2009	14,798,890	14,798,890
6,317,000	Verizon Communications Inc. 0.23% due 8/28/2009	6,315,910	6,315,910
13,284,000	Vulcan Materials Company 0.50% due 8/4/2009	13,283,447	13,283,447
6,453,000	Vulcan Materials Company 0.50% due 8/5/2009	6,452,642	6,452,642
8,500,000	Vulcan Materials Company 0.50% due 8/10/2009	8,498,938	8,498,938
14,842,000	Wisconsin Electronic Power 0.19% due 8/5/2009	14,841,687	14,841,687
Total U.S. Commercial Paper		418,027,652	418,027,652
Total Commercial Paper		545,700,246	545,700,246
Total Investments — 99.83%		$5,703,486,722	6,486,276,513
Other Assets in Excess of Liabilities — 0.17%			10,969,693
Net Assets — 100.00%			$6,497,246,206

(a)	Non-income producing security/commodity.
(b)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(c)	Security is deemed illiquid. At July 31, 2009, the value of these securities amounted to $129,207,722 or 1.99% of net assets.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $44,355,613 or 0.68% of net assets.
(e)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At July 31, 2009, the value of these securities amounted to $49,586,022 or 0.76% of net assets.

(f)	Held through Financiere Bleue, LLC.
(g)	Participation certificate security - A type of investment with a combination of share and bond - like features. This security does not come with voting rights.
(h)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Defaulted security.
(j)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(k)	Inflation protected security.

At July 31,2009 cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,353,322,650
Gross unrealized depreciation	(570,532,859)
Net unrealized appreciation	$782,789,791

ADR	—	American Depository Receipt
CPO	—	Ordinary Participation Certificate
NVDR	—	Non-Voting Depository Receipt
NYSE	—	New York Stock Exchange
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies
EUR	—	Euro
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

See Notes to Schedule of Investments.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA 5.00% due 7/31/2016	7/30/2009	$5,605,798	$1.43
FINEL 9.50% due 6/30/2017	6/22/2005	9,649,600	0.71
FINEL	7/14/1999	9,152,131	0.07
First NIS Regional Fund SICAV	11/22/1994	1,000,000	0.50
Frégate	4/30/2004	23,235,900	35.64
Third Avenue Global Value Fund	6/30/1997	3,450,000	151.61

Foreign Currency Exchange Contracts - Purchases

Settlement Dates Through	Foreign Currency to Be Received		U.S. $ To Be Delivered	U.S. $ Value at July 31, 2009	Unrealized Appreciation at July 31, 2009	Unrealized Depreciation at July 31, 2009
8/12/2009	152,857,000	Euro	$215,192,085	$217,978,362	$2,786,277	$—

Foreign Currency Exchange Contracts - Sales

Settlement Dates Through	Foreign Currency to Be Delivered		U.S. $ To Be Received	U.S. $ Value at July 31, 2009	Unrealized Appreciation at July 31, 2009	Unrealized Depreciation at July 31, 2009
11/18/2009	217,799,000	Euro	$306,744,131	$310,599,238	$—	$(3,855,107)
11/18/2009	24,667,765,000	Japanese Yen	252,755,655	260,511,550	—	(7,755,895)
11/18/2009	167,197,220	Mexican Pesos	12,503,770	12,534,601	—	(30,831)
12/16/2009	34,897,152,000	Japanese Yen	357,169,508	368,627,911	—	(11,458,403)
12/16/2009	167,197,220	Mexican Pesos	12,452,563	12,486,121	—	(33,558)
1/20/2010	499,150,000	Euro	691,557,797	711,837,407	—	(20,279,610)
			$1,633,183,424	$1,676,596,828	$—	$(43,413,404)

See Notes to Schedule of Investments.

	Shares
Affiliated Securities	October 31, 2008	Gross Additions	Gross Reductions	Shares July 31, 2009	Market Value July 31, 2009	Realized Gain / (Loss)	Dividend Income
Chofu Seisakusho Company Limited	2,022,800	—	—	2,022,800	$41,226,733	$—	$566,723
Deceuninck NV	2,027,619	—	262,810	1,764,809	5,132,277	(7,960,551)	—
Deutsche Wohnen AG	2,047,306	—	—	2,047,306	31,082,404	—	—
FINEL	3,593,581	8,000,000	—	11,593,581	826,361	—	—
Fuji Seal International, Inc.	1,954,500	—	284,100	1,670,400	29,002,143	(1,541,383)	238,763
Fursys, Inc.	939,030	—	—	939,030	19,610,910	—	362,013
Gaumont SA	364,373	—	—	364,373	20,257,835	—	109,580
Gewiss S.p.A.	6,421,411	—	285,101	6,136,310	23,837,243	(846,734)	617,873
Hankuk Paper Manufacturing Company Limited	494,900	—	213,654	281,246	9,537,450	(1,829,993)	95,396
Haw Par Corporation Limited	23,149,730	—	—	23,149,730	82,054,156	—	2,215,664
Icom, Inc.	853,360	—	—	853,360	18,329,069	—	162,636
Japan Wool Textile Company Limited	5,693,500	819,000	—	6,512,500	49,215,790	—	1,058,943
Laurent-Perrier	563,378	—	—	563,378	37,481,755	—	495,753
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	22,703,712	—	325,206
Matsumoto Yushi-Seiyaku Company Limited	1,058,246	—	—	1,058,246	20,507,042	—	504,211
Nissay Dowa General Insurance Company Limited	20,785,230	—	—	20,785,230	97,405,057	—	1,584,529
Nitto Kohki Company Limited	2,832,150	—	—	2,832,150	58,768,346	—	539,761
Pfeiffer Vacuum Technology AG	915,140	—	—	915,140	68,033,698	—	3,157,844
Robertet SA	236,140	—	—	236,140	26,593,707	—	446,081
Sansei Yusoki Company Limited	1,223,670	—	—	1,223,670	5,166,162	—	81,624
Shimano, Inc.	5,654,500	—	520,800	5,133,700	210,235,432	4,018,269	3,219,166
Shingakukai Company Limited	1,444,600	—	20,500	1,424,100	4,990,250	(66,353)	81,423
Sucrière de Pithiviers-Le-Vieil	39,143	—	—	39,143	33,201,163	—	1,163,032
T. Hasegawa Company Limited	3,452,591	—	—	3,452,591	48,940,099	—	329,004
Tasman Farms Limited	5,750,000	—	—	5,750,000	3,986,562	—	—
Yomeishu Seizo Company Limited	2,535,900	—	—	2,535,900	23,821,320	—	434,971
Total					$991,946,676	$(8,226,745)	$17,790,196

See Notes to Schedule of Investments.

Industry Diversification for Portfolio Holdings

Percent of Net Assets
U.S. Common Stocks
Materials	0.86%
Total U.S. Common Stocks	0.86
International Common Stocks
Consumer Discretionary	10.23
Consumer Staples	8.35
Energy	2.79
Financials	12.01
Health Care	7.16
Industrials	21.15
Information Technology	6.83
Materials	8.64
Telecommunication Services	0.41
Total International Common Stocks	77.57
International Preferred Stocks
Consumer Discretionary	0.73
Consumer Staples	0.08
Information Technology	1.34
Total International Preferred Stocks	2.15
Commodity	7.99
International Bonds
Financials	0.24
Government Issues	1.29
Industrials	0.03
Information Technology	0.77
Materials	0.43
Telecommunication Services	0.02
Total International Bonds	2.78
Investment Companies	0.08
Commercial Paper
International Commercial Paper	1.97
U.S. Commercial Paper	6.43
Total Commercial Paper	8.40
Total Investments	99.83%

See Notes to Schedule of Investments.

FIRST EAGLE

     U.S. Value Fund

Schedule of Investments • Period Ended July 31, 2009 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 60.82%

U.S. Common Stocks — 54.27%

Consumer Discretionary 17.58%
1,054,570	Cintas Corporation	$32,024,298	$26,554,072
818,950	Home Depot, Inc.	18,986,550	21,243,563
464,650	Omnicom Group, Inc.	13,421,923	15,798,100
1,031,695	Comcast Corporation , Class ‘A’	16,789,854	14,433,413
256,534	Wal-Mart Stores, Inc.	11,655,464	12,795,916
290,862	Unifirst Corporation	8,235,507	11,320,349
227,100	Costco Wholesale Corporation	9,616,438	11,241,450
342,770	Ascent Media Corporation (a)	7,999,427	9,501,584
320,540	International Speedway Corporation , Class ‘A’	12,833,406	8,196,208
355,216	Barnes & Noble, Inc.	9,141,814	8,180,624
144,110	Copart, Inc. (a)	4,002,001	5,088,524
83,960	McDonald’s Corporation	1,738,460	4,622,838
262,005	News Corporation , Class ‘A’	3,176,857	2,706,512
336,742	Liberty Media Corporation - Interactive , Series ‘A’ (a)	5,856,746	2,242,702
58,216	Liberty Media Corporation - Entertainment , Series ‘A’ (a)	84,175	1,628,301
95,710	Viacom, Inc. , Class ‘B’ (a)	2,633,822	2,216,644
64,183	Weyco Group, Inc.	940,224	1,526,272
600	St. John Knits International, Inc. (a)(b)	18,600	1,800
		159,155,566	159,298,872
Energy 7.73%
208,350	Apache Corporation	13,975,850	17,490,982
475,460	Helmerich & Payne, Inc.	11,745,451	16,336,806
344,218	ConocoPhillips	15,187,664	15,045,769
201,880	Murphy Oil Corporation	10,377,171	11,749,416
65,171	SEACOR Holdings, Inc. (a)	4,764,042	5,179,791
318,639	San Juan Basin Royalty Trust	9,683,473	4,250,644
		65,733,651	70,053,408
Financials 5.54%
230	Berkshire Hathaway, Inc. , Class ‘A’ (a)	20,859,068	22,310,000
700,080	American Express Company	22,132,712	19,833,266
133,120	Mercury General Corporation	6,361,178	4,668,518
140,610	Cincinnati Financial Corporation	3,306,398	3,395,732
8,000	LandCo Real Estate LLC (a)(b)(c)(d)	27,840	27,840
		52,687,196	50,235,356

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2009

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 54.27% — (continued)

Health Care 3.41%
246,170	Johnson & Johnson	$14,725,699	$14,989,291
257,380	WellPoint, Inc. (a)	11,558,083	13,548,483
71,810	DENTSPLY International, Inc.	1,441,658	2,394,864
		27,725,440	30,932,638
Industrials 6.10%
307,760	3M Company	20,983,050	21,703,235
157,990	Alliant Techsystems, Inc. (a)	14,290,557	12,436,973
1,239,695	Blount International, Inc. (a)	13,695,961	11,529,163
257,971	Automatic Data Processing, Inc.	9,277,524	9,609,420
		58,247,092	55,278,791
Information Technology 6.88%
885,625	Microsoft Corporation	20,448,174	20,829,900
870,104	Intel Corporation	14,607,038	16,749,502
609,660	Linear Technology Corporation	15,352,416	16,381,564
625,935	Dell, Inc. (a)	8,657,323	8,375,011
		59,064,951	62,335,977
Materials 5.60%
339,712	Newmont Mining Corporation	14,724,939	14,047,091
329,000	Rayonier, Inc. , REIT	10,323,219	12,827,710
285,810	Weyerhaeuser Company	10,971,770	10,014,783
208,537	Plum Creek Timber Company, Inc. , REIT	6,749,371	6,523,037
95,350	Deltic Timber Corporation	4,565,760	4,287,890
64,050	Vulcan Materials Company	4,273,513	3,041,094
		51,608,572	50,741,605
Telecommunication Services 0.81%
331,950	Cisco Systems, Inc. (a)	5,538,334	7,306,220

Utilities 0.62%
201,750	IDACorporation, Inc.	6,462,710	5,592,510
Total U.S. Common Stocks		486,223,512	491,775,377

International Common Stocks — 6.55%

Canada 0.99%
360,097	Franco-Nevada Corporation	6,543,445	8,983,223

France 2.64%
733,362	Sanofi-Aventis SA , ADR	28,511,668	23,936,936

United Kingdom 2.92%
669,205	Willis Group Holdings Limited	17,815,100	16,676,588
406,590	Amdocs Limited (a)	9,432,351	9,725,633
		27,247,451	26,402,221
Total International Common Stocks		62,302,564	59,322,380
Total Common Stocks		548,526,076	551,097,757

See Notes to Schedule of Investments.

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Preferred Stocks — 0.88%

Consumer Staples 0.48%
168,915	Seneca Foods Corporation (a)(b)(c)	$2,542,171	$4,325,913

Utilities 0.40%
88,100	Calenergy Capital Trust III (b)	3,778,987	3,656,150
Total U.S. Preferred Stocks		6,321,158	7,982,063

OUNCES

Commodity — 5.45%
51,916	Gold bullion (a)	33,486,747	49,395,678

PRINCIPAL AMOUNT

Bonds — 14.29%

U.S. Bonds — 13.90%

Corporate Bonds 9.06%
$600,000	Bausch & Lomb, Inc. 7.125% due 8/1/2028 (b)	513,122	180,000
8,000,000	Beazer Homes USA, Inc. 8.625% due 5/15/2011	7,142,520	6,440,000
17,429,000	Blount, Inc. 8.875% due 8/1/2012	17,589,954	17,777,580
1,000,000	Briggs & Stratton Corporation 8.875% due 3/15/2011	1,014,500	1,021,250
250,000	Elizabeth Arden, Inc. 7.75% due 1/15/2014	250,000	225,000
5,975,000	Mueller Water Products, Inc. 7.375% due 6/1/2017	4,580,079	4,406,563
2,000,000	Pulte Homes, Inc. 6.25% due 2/15/2013	1,832,013	1,930,000
3,800,000	Sanmina-SCI Corporation 6.750% due 3/1/2013	3,408,161	3,477,000
2,000,000	Sanmina-SCI Corporation 8.125% due 3/1/2016	1,769,327	1,780,000
10,169,000	Sealy Mattress Company 8.25% due 6/15/2014	7,106,298	9,330,057
9,500,000	Texas Industries, Inc. 7.25% due 7/15/2013 (e)	7,364,330	8,787,500
1,000,000	Texas Industries, Inc. 7.25% due 7/15/2013	1,000,000	925,000
14,966,000	Tronox Worldwide LLC 9.50% due 12/1/2012 (f)	13,273,021	2,544,220
8,808,000	Valassis Communications, Inc. 8.25% due 3/1/2015	8,136,947	7,530,840
250,000	Visant Holding Corporation 10.25% due 12/1/2013 (b)	190,125	257,500
5,424,000	Yankee Acquisition Corporation, Series ‘B’ 8.50% due 2/15/2015	5,509,393	4,881,600
12,697,000	Yankee Acquisition Corporation, Series ‘B’ 9.75% due 2/15/2017	12,692,092	10,601,995
		93,371,882	82,096,105
Government Obligations 4.03%
31,784,844	United States Treasury Inflation Indexed Bond 1.875% due 7/15/2013 (g)	30,379,494	32,410,624
4,029,214	United States Treasury Inflation Indexed Bond 2.375% due 4/15/2011 (g)	4,105,240	4,150,091
		34,484,734	36,560,715
Convertible Bond 0.81%
8,307,000	Boston Properties LP, REIT 3.625% due 2/15/2014 (e)	6,063,455	7,341,311
Total U.S. Bonds		133,920,071	125,998,131

See Notes to Schedule of Investments.

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Bond — 0.39%

International Corporate Bond — 0.39%

Canada 0.39%
3,520,000 USD	Celestica, Inc. 7.625% due 7/1/2013	$3,338,630	$3,572,800
Total Bonds		137,258,701	129,570,931

NUMBER OF SHARES

Investment Company — 0.70%
250,360	PowerShares DB Agriculture Fund, ETF (a)	6,101,630	6,351,633

PRINCIPAL AMOUNT

Commercial Paper — 17.28%

International Commercial Paper — 2.75%

France 0.64%
5,800,000 USD	Électricité de France 0.22% due 8/6/2009	5,799,823	5,799,823

Germany 0.88%
8,000,000 USD	Henkel Corporation 0.45% due 8/12/2009	7,998,900	7,998,900

United Kingdom 1.23%
3,182,000 USD	Reed Elsevier PLC 0.35% due 8/4/2009	3,181,907	3,181,907
7,914,000 USD	Reed Elsevier PLC 0.40% due 8/4/2009	7,913,736	7,913,736
Total International Commercial Paper		24,894,366	24,894,366

U.S. Commercial Paper — 14.53%
$7,322,000	Altria Group, Inc. 0.35% due 8/20/2009	7,320,647	7,320,647
10,000,000	Avery Dennison Corporation 0.45% due 8/3/2009	9,999,750	9,999,750
2,611,000	Avery Dennison Corporation 0.70% due 8/6/2009	2,610,746	2,610,746
1,398,000	H.J. Heinz Company Limited 0.40% due 8/18/2009	1,397,736	1,397,736
5,956,000	Harley-Davidson, Inc. 0.55% due 8/11/2009	5,955,090	5,955,090
9,845,000	Harley-Davidson, Inc. 0.60% due 8/18/2009	9,842,211	9,842,211
4,885,000	Microsoft Corporation 0.15% due 8/11/2009	4,884,796	4,884,796
8,200,000	Microsoft Corporation 0.17% due 9/16/2009	8,198,219	8,198,219
500,000	Moody’s Corporation 0.40% due 8/13/2009	499,933	499,933
12,147,000	Moody’s Corporation 0.40% due 8/24/2009	12,143,896	12,143,896
10,000,000	Northern Illinois Gas Company 0.16% due 8/3/2009	9,999,911	9,999,911
5,000,000	NYSE Euronext 0.17% due 8/3/2009	4,999,953	4,999,953
9,500,000	Philip Morris International 0.14% due 8/24/2009	9,499,150	9,499,150
8,400,000	The Procter & Gamble Company 0.16% due 8/5/2009	8,399,851	8,399,851
6,000,000	Transocean, Inc. 0.370% due 8/13/2009	5,999,260	5,999,260
6,500,000	United Technologies Corporation 0.15% due 8/19/2009	6,499,513	6,499,513

See Notes to Schedule of Investments.

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 14.53% — (continued)
$9,826,000	Verizon Communications Inc. 0.23% due 8/28/2009	$9,824,305	$9,824,305
6,929,000	Vulcan Materials Company 0.50% due 8/5/2009	6,928,615	6,928,615
6,628,000	Wisconsin Electronic Power 0.19% due 8/5/2009	6,627,860	6,627,860
Total U.S. Commercial Paper		131,631,442	131,631,442
Total Commercial Paper		156,525,808	156,525,808
Total Investments — 99.42%		$888,220,120	900,923,870
Other Assets in Excess of Liabilities — 0.58%			5,227,149
Net Assets — 100.00%			$906,151,019

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At July 31, 2009, the value of these securities amounted to $8,449,203 or 0.93% of net assets.
(c)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $4,353,753 or 0.48% of net assets.
(d)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At July 31, 2009, the value of these securities amounted to $27,840 or 0.00% of net assets.

(e)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(f)	Defaulted security.
(g)	Inflation protected security.

At July 31, 2009 cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$69,956,391
Gross unrealized depreciation	(57,252,641)
Net unrealized appreciation	$12,703,750

ADR	—	American Depository Receipt
ETF	—	Exchange Traded Fund
NYSE	—	New York Stock Exchange
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency
USD	—	United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share
LandCo Real Estate LLC	9/6/2006	$27,840	$3.48

See Notes to Schedule of Investments.

Industry Diversification for Portfolio Holdings

Percent of Net Assets

U.S. Common Stocks
Consumer Discretionary	17.58%
Energy	7.73
Financials	5.54
Health Care	3.41
Industrials	6.10
Information Technology	6.88
Materials	5.60
Telecommunication Services	0.81
Utilities	0.62
Total U.S. Common Stocks	54.27
International Common Stocks
Financials	1.84
Health Care	2.64
Information Technology	1.08
Materials	0.99
Total International Common Stocks	6.55
U.S. Preferred Stocks
Consumer Staples	0.48
Utilities	0.40
Total U.S. Preferred Stocks	0.88
Commodity	5.45
U.S. Bonds
Consumer Discretionary	4.54
Consumer Staples	0.03
Energy	1.96
Industrials	0.60
Information Technology	0.58
Materials	1.35
Convertible Bonds	0.81
Government Obligations	4.03
Total U.S. Bonds	13.90
International Corporate Bond
Information Technology	0.39
Total International Bond	0.39
Investment Company	0.70
Commercial Paper
International Commercial Paper	2.75
U.S. Commercial Paper	14.53
Total Commercial Paper	17.28
Total Investments	99.42%

See Notes to Schedule of Investments.

FIRST EAGLE

     Gold Fund

Schedule of Investments • Period Ended July 31, 2009 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 73.16%

International Common Stocks — 64.85%

Africa 5.97%
1,264,100	Randgold Resources Limited , ADR	$24,060,870	$78,525,892
7,618,600	Centamin Egypt Limited (a)	7,506,127	12,223,108
856,360	Moto Goldmines Limited (a)(b)	2,015,237	4,010,589
		33,582,234	94,759,589
Australia 6.49%
2,988,619	Newcrest Mining Limited	48,892,243	74,708,004
3,277,681	Kingsgate Consolidated Limited (a)	11,214,921	18,981,338
2,093,857	Independence Group NL	7,607,115	9,246,944
		67,714,279	102,936,286
Canada 29.44%
2,133,430	GoldCorp, Inc.	60,357,471	80,408,977
7,295,272	IAMGOLD Corporation	43,681,431	77,262,363
3,778,842	Kinross Gold Corporation	42,297,762	74,216,457
5,032,949	Yamana Gold, Inc.	48,453,633	47,935,070
1,161,584	Barrick Gold Corporation	32,739,202	40,539,282
3,955,534	Minefinders Corporation (a)(c)	29,225,637	35,325,784
1,226,983	Franco-Nevada Corporation	23,009,181	30,609,147
9,111,771	New Gold, Inc. (a)	17,051,857	27,124,905
4,474,350	Aurizon Mines Limited (a)	6,394,385	16,597,793
3,004,730	European Goldfields Limited (a)	6,640,037	9,056,267
1,345,930	Osisko Mining Corporation (a)(b)	4,986,287	8,525,180
4,262,336	Dundee Precious Metals, Inc. (a)(b)	19,295,662	8,103,300
98,763	Agnico-Eagle Mines Limited	841,823	5,787,660
1,787,980	Richmont Mines, Inc. (a)(c)	5,728,117	5,438,722
732,250	Etruscan Resources, Inc. (a)	1,842,614	159,583
		342,545,099	467,090,490
Mexico 4.57%
4,286,341	Fresnillo PLC	17,256,013	44,705,536
1,748,090	Industrias Peñoles S.A.B. de C.V.	3,596,561	27,783,160
		20,852,574	72,488,696
Papua New Guinea 4.62%
31,768,576	Lihir Gold Limited (a)	53,898,766	73,325,131

Peru 0.33%
198,050	Cia de Minas Buenaventura SA , ADR	3,760,656	5,159,203

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2009

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 64.85% — (continued)

South Africa 13.04%
6,201,044	Gold Fields Limited , ADR	$82,147,473	$74,784,590
7,329,403	Harmony Gold Mining Company Limited , ADR (a)	77,728,923	67,870,272
1,322,319	AngloGold Ashanti Limited , ADR	35,369,755	51,834,905
8,529,050	Great Basin Gold Limited (a)	10,676,385	12,418,259
		205,922,536	206,908,026
United Kingdom 0.39%
192,464	Anglo American PLC	11,768,440	6,203,674
Total International Common Stocks		740,044,584	1,028,871,095

U.S. Common Stocks — 8.31%

Materials 8.31%
1,631,004	Newmont Mining Corporation	65,742,099	67,442,016
1,431,801	Royal Gold, Inc.	33,372,828	58,818,385
2,244,230	Anatolia Minerals Development Limited (a)(b)	4,368,590	5,619,420
Total U.S. Common Stocks		103,483,517	131,879,821
Total Common Stocks		843,528,101	1,160,750,916

Warrants — 0.07%
1,500,000	Great Basin Gold Limited Warrants exp 10/15/2010 (a)	—	542,521
650,000	Dundee Precious Metals, Inc. Warrants exp 11/20/2015 (a)(b)	—	349,624
100,000	Osisko Mining Corporation Warrants exp 11/17/2009 (a)(b)	—	153,019
Total Warrants		—	1,045,164

OUNCES

Commodity — 19.48%
324,877	Gold bullion (a)	140,331,567	309,104,671

PRINCIPAL AMOUNT

Commercial Paper — 7.47%

International Commercial Paper — 1.39%

France 0.63%
10,000,000 USD	Électricité de France 0.22% due 8/6/2009	9,999,695	9,999,695

Germany 0.47%
7,500,000 USD	Henkel Corporation 0.45% due 8/12/2009	7,498,969	7,498,969

United Kingdom 0.29%
4,577,000 USD	Reed Elsevier PLC 0.40% due 8/4/2009	4,576,847	4,576,847
Total International Commercial Paper		22,075,511	22,075,511

U.S. Commercial Paper — 6.08%
$10,000,000	Altria Group, Inc. 0.35% due 8/20/2009	9,998,153	9,998,153
8,462,000	Avery Dennison Corporation 0.45% due 8/3/2009	8,461,788	8,461,788
5,384,000	Avery Dennison Corporation 0.60% due 8/21/2009	5,382,205	5,382,205
6,016,000	Harley-Davidson, Inc. 0.60% due 8/18/2009	6,014,295	6,014,295

See Notes to Schedule of Investments.

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 6.08% — (continued)
$7,479,000	Microsoft Corporation 0.15% due 8/11/2009	$7,478,688	$7,478,688
9,688,000	Moody’s Corporation 0.30% due 8/3/2009	9,687,839	9,687,839
6,684,000	Moody’s Corporation 0.40% due 8/24/2009	6,682,292	6,682,292
10,000,000	Northern Illinois Gas Company 0.16% due 8/3/2009	9,999,911	9,999,911
6,809,000	Praxair, Inc. 0.17% due 8/17/2009	6,808,486	6,808,486
10,956,000	The Procter & Gamble Company 0.16% due 8/5/2009	10,955,805	10,955,805
4,500,000	Transocean, Inc. 0.37% due 8/13/2009	4,499,445	4,499,445
3,000,000	United Technologies Corporation 0.15% due 8/19/2009	2,999,775	2,999,775
4,618,000	Vulcan Materials Company 0.50% due 8/5/2009	4,617,743	4,617,743
2,830,000	Wisconsin Electronic Power 0.19% due 8/5/2009	2,829,940	2,829,940
Total U.S. Commercial Paper		96,416,365	96,416,365
Total Commercial Paper		118,491,876	118,491,876
Total Investments — 100.18%		$1,102,351,544	1,589,392,627
Liabilities in Excess of Other Assets — (0.18)%			(2,804,838)
Net Assets — 100.00%			$1,586,587,789

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

At July 31, 2009 cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$523,510,734
Gross unrealized depreciation	(36,469,651)
Net unrealized appreciation	$487,041,083

ADR	—	American Depository Receipt
PLC	—	Public Limited Company

Currency
USD	—	United States Dollar

Affiliated Securities	Shares October 31, 2008	Gross Additions	Gross Reductions	Shares July 31, 2009	Market Value July 31, 2009	Realized Gain/(Loss)	Dividend Income

Minefinders Corporation	2,136,414	1,819,120	—	3,955,534	$35,325,784	$—	$—

Richmont Mines, Inc.	1,787,980	—	—	1,787,980	5,438,722	—	—

Total					$40,764,506	$—	$—

See Notes to Schedule of Investments.

Industry Diversification for Portfolio Holdings

Percent of Net Assets

International Common Stocks
Materials	64.85%
U.S. Common Stocks
Materials	8.31
Warrants	0.07
Commodity	19.48
Commercial Paper
International Commercial Paper	1.39
U.S. Commercial Paper	6.08
Total Investments	100.18%

See Notes to Schedule of Investments.

FIRST EAGLE

     Fund of America

Schedule of Investments • Period Ended July 31, 2009 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 88.60%

U.S. Common Stocks — 84.62%

Consumer Discretionary 5.37%
1,156,090	The DIRECTV Group, Inc. (a)(b)	$26,783,516	$29,942,731
259,900	The Sherwin-Williams Company (b)	13,966,235	15,009,225
		40,749,751	44,951,956
Consumer Staples 2.86%
1,130,490	Dean Foods Company (a)(b)	18,428,243	23,955,083

Energy 10.39%
1,392,090	Dresser-Rand Group, Inc. (a)(b)	36,085,059	40,523,740
508,200	Devon Energy Corporation (b)	36,656,533	29,521,338
707,165	Atlas America, Inc.	22,671,620	14,221,088
434,050	McMoRan Exploration Company (a)	6,235,955	2,760,558
		101,649,167	87,026,724
Health Care 24.55%
1,706,950	Valeant Pharmaceuticals International (a)(b)	28,489,342	44,039,310
598,840	Amgen, Inc. (a)(b)	32,880,960	37,313,720
494,700	Baxter International, Inc. (b)	24,782,333	27,886,239
3,080,930	PDL BioPharma, Inc. (b)	24,066,701	25,356,054
538,300	Chemed Corporation (b)	23,412,951	23,739,030
246,350	Edwards Lifesciences Corporation (a)(b)	11,203,623	16,113,754
314,700	Biogen Idec, Inc. (a)(b)	14,550,661	14,963,985
1,213,387	Enzon Pharmaceuticals, Inc. (a)	10,244,912	9,864,836
240,800	Theravance, Inc. (a)(b)	3,377,096	3,636,080
312,150	Facet Biotech Corporation (a)	5,492,993	2,753,163
		178,501,572	205,666,171
Industrials 11.19%
718,890	General Dynamics Corporation (b)	40,069,875	39,819,317
947,990	DynCorp International, Inc. (a)	12,864,278	19,253,677
232,900	Precision Castparts Corporation (b)	20,938,715	18,587,749
218,900	Raytheon Company (b)	9,969,734	10,277,355
137,340	Rockwell Collins, Inc.	6,443,126	5,795,748
		90,285,728	93,733,846
Information Technology 7.91%
1,579,050	Nvidia Corporation (a)(b)	18,602,548	20,417,117
1,874,377	L-1 Identity Solutions, Inc. (a)(c)	24,318,664	14,751,347
615,420	Agilent Technologies, Inc. (a)(b)	16,233,459	14,290,052

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2009

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks—84.62% — (continued)

Information Technology — 7.91% — (continued)
1,763,506	LSI Corporation (a)	$9,765,384	$9,134,961
1,844,580	Atmel Corporation (a)	7,219,449	7,691,899
		76,139,504	66,285,376
Materials 20.05%
749,230	Ball Corporation (b)	26,315,001	36,232,763
1,410,370	Crown Holdings, Inc. (a)(b)	26,408,806	35,400,287
390,530	Praxair, Inc. (b)	27,971,119	30,531,636
1,128,270	Valspar Corporation (b)	22,916,463	28,567,796
421,500	Eastman Chemical Company (b)	16,157,868	20,931,690
343,560	Eagle Materials, Inc.	14,006,979	9,379,188
351,200	Packaging Corporation of America	5,460,191	6,908,104
		139,236,427	167,951,464
Telecommunication Services 2.30%
480,460	Leap Wireless International, Inc. (a)(b)	17,787,979	11,507,017
1,133,312	General Communication, Inc. (a)	7,286,598	7,763,187
		25,074,577	19,270,204
Total U.S. Common Stocks		670,064,969	708,840,824

International Common Stocks — 3.98%

Bahamas 2.15%
945,590	Teekay Corporation	34,964,268	16,831,502
121,480	Teekay Tankers Limited	2,205,706	1,175,926
		37,169,974	18,007,428
Bermuda 0.27%
208,400	Global Crossing Limited (a)	4,266,319	2,265,308

Canada 1.56%
4,692,800	UTS Energy Corporation (a)	18,746,923	6,571,574
1,031,832	MDS, Inc. (a)	13,591,595	6,521,178
		32,338,518	13,092,752
Total International Common Stocks		73,774,811	33,365,488
Total Common Stocks		743,839,780	742,206,312

PRINCIPAL AMOUNT

U.S. Bond — 0.19%

Convertible Bond 0.19%
$1,800,000	L-1 Identity Solutions, Inc. 3.750% due 5/15/2027	939,001	1,568,250

NUMBER OF SHARES

Limited Partnership — 0.23%
135,200	Teekay Offshore Partners LP	2,604,620	1,940,120

Investment Company — 3.88%
348,200	SPDR Gold Trust (a)(b)	31,906,883	32,504,470

Warrant — 0.00%
1,470,588	Regen Biologics, Inc. (a)(c)(d)(e)	—	—

See Notes to Schedule of Investments.

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

Repurchase Agreement — 10.86%
$90,949,000	State Street Bank and Trust Company, 0.01% dated 7/31/09 (collateralized by United States Treasury Bill, 0.223% due 12/24/09 valued at $92,771,431); proceeds $90,949,025	$90,949,000	$90,949,000
Total Investment Portfolio Excluding Options Written — 103.76%		$870,239,284	869,168,152

CONTRACTS		EXPIRATION DATE

Covered Call Options Written — (3.36)%
633	Agilent Technologies, Inc. @ $15	August 2009	(520,643)
524	Agilent Technologies, Inc. @ $17.5	August 2009	(303,920)
866	Amgen, Inc. @ 50	August 2009	(1,134,460)
526	Amgen, Inc. @ $52.5	August 2009	(526,000)
296	Amgen, Inc. @ $55	August 2009	(232,360)
599	Amgen, Inc. @ $60	October 2009	(329,450)
1,802	Ball Corporation @ $40	August 2009	(1,522,690)
1,315	Baxter International, Inc. @ $50	August 2009	(854,750)
184	Baxter International, Inc. @ $52.5	September 2009	(84,640)
661	Baxter International, Inc. @ $52.5	November 2009	(370,160)
112	Baxter International, Inc. @ $55	September 2009	(30,464)
1,698	Biogen Idec, Inc. @ $45	August 2009	(594,300)
173	Biogen Idec, Inc. @ $45	September 2009	(70,930)
506	Biogen Idec, Inc. @ $45	October 2009	(237,820)
347	Biogen Idec, Inc. @ $50	September 2009	(55,520)
423	Biogen Idec, Inc. @ $50	October 2009	(90,945)
126	Chemed Corporation @ $40	August 2009	(65,520)
126	Chemed Corporation @ $45	September 2009	(27,090)
768	Crown Holdings, Inc. @ $20	October 2009	(407,040)
2,013	Crown Holdings, Inc. @ $22.5	August 2009	(533,445)
205	Crown Holdings, Inc. @ $22.5	October 2009	(63,550)
1,621	Dean Foods Company @ $17.5	August 2009	(615,980)
936	Dean Foods Company @ 17.5	September 2009	(365,040)
33	Devon Energy Corporation @ $50	August 2009	(27,390)
490	Devon Energy Corporation @ $55	August 2009	(210,700)
47	Devon Energy Corporation @ $60	August 2009	(6,110)
795	Dresser-Rand Group, Inc. @ $22.5	September 2009	(536,625)
1,630	Dresser-Rand Group, Inc. @ $25	August 2009	(692,750)
1,530	Dresser-Rand Group, Inc. @ $25	September 2009	(680,850)
613	Eastman Chemical Company @ $35	August 2009	(898,045)
2,198	Eastman Chemical Company @ $35	September 2009	(3,231,060)
205	Eastman Chemical Company @ $40	August 2009	(198,850)
480	Eastman Chemical Company @ $40	September 2009	(475,200)
21	Edwards Lifesciences Corporation @ $65	August 2009	(3,727)
1,168	General Dynamics Corporation @ $50	August 2009	(700,800)
636	General Dynamics Corporation @ $55	November 2009	(241,680)
135	Leap Wireless International, Inc. @ $30	August 2009	(4,050)

See Notes to Schedule of Investments.

CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE

Covered Call Options Written—(4.17)% — (continued)
210	Leap Wireless International, Inc. @ $35	October 2009	$(4,725)
571	Nvidia Corporation @ $9	August 2009	(225,545)
683	Nvidia Corporation @ $9	September 2009	(273,200)
5,994	Nvidia Corporation @ $10	August 2009	(1,858,140)
2,853	Nvidia Corporation @ $10	September 2009	(898,695)
341	Nvidia Corporation @ $11	August 2009	(71,610)
706	Nvidia Corporation @ $11	September 2009	(148,260)
1,739	PDL BioPharma, Inc. @ $7.5	August 2009	(147,815)
4,181	PDL BioPharma, Inc. @ $7.5	November 2009	(470,363)
217	Praxair, Inc. @ $65	August 2009	(288,610)
315	Praxair, Inc. @ $65	October 2009	(433,125)
693	Praxair, Inc. @ $70	August 2009	(585,585)
1,134	Praxair, Inc. @ $70	October 2009	(1,082,970)
163	Praxair, Inc. @ $75	October 2009	(96,985)
212	Precision Castparts Corporation @ $70	August 2009	(215,180)
97	Precision Castparts Corporation @ $70	September 2009	(104,760)
173	Precision Castparts Corporation @ $75	September 2009	(119,370)
180	Precision Castparts Corporation @ $80	September 2009	(75,600)
1,833	Raytheon Company @ $46	September 2009	(398,677)
356	Raytheon Company @ $47.5	November 2009	(90,780)
43	SPDR Gold Trust @ $88	August 2009	(25,370)
94	SPDR Gold Trust @ $90	August 2009	(39,480)
80	SPDR Gold Trust @ $92	August 2009	(20,400)
126	SPDR Gold Trust @ $93	August 2009	(22,680)
1,724	The DIRECTTV Group, Inc. @ $22.5	August 2009	(603,400)
432	The Sherwin-Williams Company @ $50	August 2009	(332,640)
799	The Sherwin-Williams Company @ $55	September 2009	(303,620)
560	Theravence, Inc. @ $15	September 2009	(79,800)
2,011	Valeant Pharmaceuticals International @ $22.5	September 2009	(759,153)
639	Valeant Pharmaceuticals International @ $25	August 2009	(97,447)
395	Valeant Pharmaceuticals International @ $25	September 2009	(78,012)
2,105	Valspar Corporation @ $22.5	August 2009	(620,975)
1,810	Valspar Corporation @ $22.5	October 2009	(597,300)
Total Covered Call Options Written (Cost: $(15,345,574))			(28,114,826)
Total Investments — 100.40% (Cost: $854,893,710)			841,053,326
Liabilities in Excess of Other Assets — (0.40)%			(3,349,851)
Net Assets — 100.00%			$837,703,475

(a)	Non-income producing security/commodity.
(b)	At July 31, 2009 all or a portion of this security was segregated to cover collateral requirement for options.
(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $0 or 0.00% of net assets.
(e)	Security is deemed illiquid. At July 31, 2009, the value of these securities amounted to $0 or 0.00% of net assets.

See Notes to Schedule of Investments.

At July 31, 2009 cost is substantially identical for both book and federal income tax purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$88,772,275
Gross unrealized depreciation	(102,612,659)
Net unrealized depreciation	$(13,840,384)

RSP	—	Represents Non-Voting Shares
SPDR	—	Standard & Poor’s Depository Receipts

Industry Diversification for Portfolio Holdings

Percent of Net Assets
U.S. Common Stocks
Consumer Discretionary	5.37%
Consumer Staples	2.86
Energy	10.39
Health Care	24.55
Industrials	11.19
Information Technology	7.91
Materials	20.05
Telecommunication Services	2.30
Total U.S. Common Stocks	84.62
International Common Stocks
Energy	2.93
Health Care	0.78
Telecommunication Services	0.27
Total International Common Stocks	3.98
U.S. Bonds
Information Technology	0.19
Total U.S. Bonds
Limited Partnership	0.23
Investment Company	3.88
Repurchase Agreement	10.86
Covered Call Options	(3.36)
Total Investments	100.40%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust and was, until April 23, 2004, a Maryland corporation operating under the name First Eagle Funds, Inc. First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002. The First Eagle Global Fund seeks long-term growth of capital by investing in a wide range of asset classes from markets in the United States and around the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing primarily in equities issued by U.S. corporations. The First Eagle Gold Fund’s investment objective is to provide exposure to the investment characteristics of gold and, to a limited extent, other precious metals. The First Eagle Fund of America is a U.S. equity fund with a unique event- driven bias that seeks capital appreciation.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment valuation—Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (‘NOCP’)).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

Forward currency contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

The 2:00 pm E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by Arnhold and S. Bleichroeder Advisers, LLC (the “Adviser”) to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

The Funds with significant non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded on that foreign market. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS—(unaudited) (continued)

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157 — Fair Value Measurements that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The Statement applies broadly to securities and other types of assets and liabilities. FASB 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.

On April 9, 2009, the FASB issued FASB Staff Position FAS 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. FAS 157-4 specifically focuses on a framework for determining when the volume and level of activity have significantly decreased, and the determination of what constitutes a transaction that is not orderly. An orderly transaction is a transaction that assumes exposure to the market for a period prior to measurement date to allow for marketing activities that are usual and customary for transactions involving such assets or liabilities; it is not a forced transaction (e.g., a forced liquidation or a distressed sale). FAS 157-4 also amends Statement No. 157 to require a reporting entity to disclose in interim and annual periods the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period; and define major categories for equity securities and debt securities to be major security types as described in paragraph 19 of FAS 115 - Accounting for Certain Investments in Debt and Equity Securities. The staff position is effective for interim and annual periods ending after June 15, 2009.

The Statement also establishes a fair value hierarchy which prioritizes inputs or assumptions to valuation techniques. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including fund’s own assumption in determining the fair value of investments).

The following tables are summary of the Funds’ inputs used to value the Fund’s investments as of July 31, 2009:

First Eagle Global Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
U.S. Common Stocks	$4,664,976,360	$3,258,683	$669,030	$4,668,904,073
International Common Stocks	9,728,363,204	30,485,084	855,330	9,759,703,618
U.S. Preferred Stocks	—	15,056,744	—	15,056,744
International Preferred Stocks	217,270,389	—	—	217,270,389
Commodity*	1,188,362,833	—	—	1,188,362,833
U.S. Bonds	—	460,159,736	—	460,159,736
International Corporate Bonds	—	130,023,052	17,106,592	147,129,644
International Government Bonds	—	389,147,207	—	389,147,207
International Commercial Paper	—	222,140,693	—	222,140,693
U.S. Commercial Paper	—	806,525,996	—	806,525,996
Foreign Currency Exchange Contracts**	4,215,608	—	—	4,215,608
Total	$15,803,188,394	$2,056,797,195	$18,630,952	$17,878,616,541
Liabilities:
Foreign Currency Exchange Contracts**	$(87,086,769)	—	—	$(87,086,769)
Total	$(87,086,769)	—	—	$(87,086,769)

* Gold bullion.

**Foreign currency exchange contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the nine months ended July 31, 2009 was as follows:

	U.S. Common Stocks	International Common Stocks	International Corporate Bonds	Total Value
Beginning Balance — market value	$1,676,430	$—	$17,178,741	$18,855,171
Purchases (Sales)	(328,500)	855,330	(9,514,204)	(8,987,374)
Transfer In (Out) — Level 3	—	—	—	—
Accrued Amortization	—	—	—	—
Gains (Losses) — Realized and Unrealized	(678,900)	—	9,442,055	8,763,155
Ending Balance — market value	$669,030	$855,330	$17,106,592	$18,630,952

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS—(unaudited) (continued)

First Eagle Overseas Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
International Common Stocks	$4,949,545,095	$57,315,236	$32,901,219	$5,039,761,550
U.S. Common Stocks	55,801,122	—	—	55,801,122
International Preferred Stocks	139,793,017	—	—	139,793,017
Commodity*	519,006,530	—	—	519,006,530
International Corporate Bonds	—	85,582,718	11,404,394	96,987,112
International Government Bonds	—	83,946,527	—	83,946,527
Investment Companies	—	5,230,409	50,000	5,280,409
International Commercial Paper	—	127,672,594	—	127,672,594
U.S. Commercial Paper	—	418,027,652	—	418,027,652
Foreign Currency Exchange Contracts**	2,786,277	—	—	2,786,277
Total	$5,666,932,041	$777,775,136	$44,355,613	$6,489,062,790
Liabilities:
Foreign Currency Exchange Contracts**	$(43,413,404)	—	—	$(43,413,404)
Total	$(43,413,404)	—	—	$(43,413,404)

* Gold bullion.

**Foreign currency exchange contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the nine months ended July 31, 2009 was as follows:

	International Common Stocks	International Corporate Bonds	Investment Companies	Total Value
Beginning Balance — market value	$7,291,421	$11,452,495	$50,000	$18,793,916
Purchases (Sales)	15,000,000	(6,342,803)	—	8,657,197
Transfer In (Out) — Level 3	—	—	—	—
Accrued Amortization	—	—	—	—
Gains (Losses) — Realized and Unrealized	10,609,798	6,294,702	—	16,904,500
Ending Balance — market value	$32,901,219	$11,404,394	$50,000	$44,355,613

First Eagle U.S. Value Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
U.S. Common Stocks	$491,745,737	$1,800	$27,840	$491,775,377
International Common Stocks	59,322,380	—	—	59,322,380
U.S. Preferred Stocks	—	3,656,150	4,325,913	7,982,063
Commodity*	49,395,678	—	—	49,395,678
U.S. Bonds	—	125,998,131	—	125,998,131
International Corporate Bonds	—	3,572,800	—	3,572,800
Investment Company	6,351,633	—	—	6,351,633
International Commercial Paper	—	24,894,366	—	24,894,366
U.S. Commercial Paper	—	131,631,442	—	131,631,442
Total	$606,815,428	$289,754,689	$4,353,753	$900,923,870

* Gold bullion.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS—(unaudited) (continued)

Fair Value Level 3 activity for the nine months ended July 31, 2009 was as follows:

	U.S. Common Stocks	Total Value
Beginning Balance — market value	$27,840	$27,840
Purchases (Sales)	—	—
Transfer In (Out) — Level 3	4,325,913	4,325,913
Accrued Amortization	—	—
Gains (Losses) — Realized and Unrealized	—	—
Ending Balance — market value	$4,353,753	$4,353,753

First Eagle Gold Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
International Common Stocks	$1,028,871,095	$—	—	$1,028,871,095
U.S. Common Stocks	131,879,821	—	—	131,879,821
Warrants	349,624	695,540	—	1,045,164
Commodity	309,104,671	—	—	309,104,671
U.S. Commercial Paper	—	96,416,365	—	96,416,365
International Commercial Paper	—	22,075,511	—	22,075,511
Total	$1,470,205,211	$119,187,416	—	$1,589,392,627

First Eagle Fund of America

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
U.S. Common Stocks	$708,840,824	$—	—	$708,840,824
International Common Stocks	33,365,488	—	—	33,365,488
U.S Bonds	—	1,568,250	—	1,568,250
Limited Partnerships	1,940,120	—	—	1,940,120
Investment Companies	32,504,470	—	—	32,504,470
Repurchase Agreements	—	90,949,000	—	90,949,000
Total	$776,650,902	$92,517,250	—	$869,168,152
Liabilities:
Covered Call Options Written	$—	$(28,114,826)	—	$(28,114,826)
Total	$—	$(28,114,826)	—	$(28,114,826)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS—(unaudited) (continued)

Options

For the nine-month period ended July 31, 2009, First Eagle Fund of America had the following written options transactions:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2008	22,342	$7,422,821
Options written	291,577	80,022,908
Options assigned	(21,715)	(9,494,738)
Options expired/closed	(232,294)	(62,605,417)
Options outstanding at July 31, 2009	59,910	$15,345,574

As of July 31, 2009, portfolio securities valued at $196,440,089 were segregated to cover collateral requirements for written options.

Derivatives

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Funds generally purchase put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. The Funds may also use options for speculative purposes, although it does not employ options for this purpose at the present time.  The Funds will segregate assets to cover its obligations under option contracts.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. The Funds will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on the sale of a written call option, the purchase cost of a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

At July 31, 2009, the Funds had the following derivatives (not designated as hedging instruments under SFAS No.133), grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

First Eagle Global Fund

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Exchange Contracts	$—	$4,215,608	$—	$—	$—	$—	$4,215,608

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Exchange Contracts	$—	$(87,086,769)	$—	$—	$—	$—	$(87,086,769)

Transactions in derivative instruments during the nine months ended July 31, 2009, were as follows:

Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Exchange Contracts	$—	$509,758,651	$—	$—	$—	$—	$509,758,651

Change in Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Exchange Contracts	$—	$(668,649,118)	$—	$—	$—	$—	$(668,649,118)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS—(unaudited) (continued)

First Eagle Overseas Fund

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Exchange Contracts	$—	$2,786,277	$—	$—	$—	$—	$2,786,277

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Exchange Contracts	$—	$(43,413,404)	$—	$—	$—	$—	$(43,413,404)

Transactions in derivative instruments during the nine months ended July 31, 2009, were as follows:

Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Exchange Contracts	$—	$306,565,624	$—	$—	$—	$—	$306,565,624

Change in Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Exchange Contracts	$—	$(372,139,037)	$—	$—	$—	$—	$(372,139,037)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS—(unaudited) (continued)

First Eagle Fund of America

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Covered Call Options Written	$—	$—	$—	$(28,114,826)	$—	$—	$(28,114,826)

Transactions in derivative instruments during the nine months ended July 31, 2009, were as follows:

Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Covered Call Options Written	$—	$—	$—	$10,325,455	$—	$—	$10,325,455

Change in Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Covered Call Options Written	$—	$—	$—	$11,836,011	$—	$—	$11,836,011

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a—2(a) under the Investment Company Act (17 CFR 270.30a—2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer

Date: September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer		Date: September 18, 2009

\s\ John P. Arnhold
John P. Arnhold, President		Date: September 18, 2009